UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

DATE OF REPORTING PERIOD: DECEMBER 31, 2008

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2008

Principal				Interest
Amount		Security		Rate*	Value

		CORPORATE NOTES-67.3%
		Abbott Laboratories:
$ 4,708	M	2/17/09		1.88%	$ 4,715,532
1,400	M	2/17/09		2.60	1,402,603
2,000	M	5/15/09		2.86	2,018,320
800	M	5/15/09		2.80	807,320
7,000	M	BASF SE, 1/20/09	(a)	1.80	6,993,336
3,100	M	BP Capital Markets PLC, 3/4/09	(a)	1.25	3,093,316
2,100	M	Brown-Forman Corp., 2/2/09	(a)	1.60	2,097,009
4,000	M	Campbell Soup Co., 1/21/09	(a)	2.00	3,995,540
5,000	M	Chevron Funding Corp., 2/6/09		1.20	4,993,994
7,000	M	Coca-Cola Co., 2/17/09	(a)	1.30	6,988,100
		ConocoPhillips Qatar:
4,000	M	1/12/09	(a)	2.23	3,997,265
4,000	M	1/23/09	(a)	1.95	3,995,222
5,000	M	Eli Lilly & Co., 2/12/09	(a)	1.45	4,991,524
2,276	M	General Electric Capital Corp., 4/1/09		3.13	2,277,650
		Hershey Co.:
5,000	M	1/26/09	(a)	2.25	4,992,156
2,500	M	1/27/09	(a)	1.15	2,497,922
8,000	M	Hewlett-Packard Co., 1/13/09	(a)	2.10	7,994,381
1,375	M	Illinois Tool Works, Inc., 3/1/09		1.75	1,384,019
		International Business Machines Corp.:
1,000	M	1/15/09		2.14	1,001,250
1,000	M	2/1/09		2.81	1,002,100
		Madison Gas & Electric Co.:
2,600	M	1/9/09		0.95	2,599,450
5,500	M	1/26/09		0.20	5,499,236
2,000	M	Nestle Capital Corp., 2/20/09	(a)	1.12	1,996,885
		New Jersey Natural Gas Co.:
3,000	M	1/29/09		1.40	2,996,728
7,000	M	1/30/09		0.25	6,998,590
		Northwest Natural Gas Co.:
3,500	M	1/8/09	(a)	1.35	3,499,080
3,625	M	1/22/09	(a)	1.45	3,621,929
6,000	M	Paccar Financial Corp., 2/5/09		1.20	5,992,994
5,955	M	Pepsi Bottling Holdings, Inc., 2/17/09	(b)	3.00	5,975,470
5,000	M	Pfizer, Inc., 3/18/09	(a)	1.20	4,987,315
1,585	M	Pitney Bowes Credit Corp, 9/15/09		3.17	1,643,392
		Procter & Gamble Co.:
2,500	M	1/22/09	(a)	1.17	2,498,290
345	M	8/10/09		2.50	357,324
2,000	M	Procter & Gamble International Finance, 7/6/09	(a)	5.30	2,032,338
2,500	M	Toyota Motor Credit Corp., 1/26/09		2.10	2,496,347

9,000	M		Wal-Mart Stores, Inc., 8/10/09		2.50	9,257,402
5,000	M		Walt Disney Co., 2/11/09		1.10	4,993,727
			Washington Gas Light Co.:
2,500	M		1/21/09		1.12	2,498,442
8,000	M		1/30/09		1.12	7,992,771

Total Value of Corporate Notes (cost $149,176,269)						149,176,269

			FLOATING RATE NOTES-16.4%
4,115	M		Babylon NY Industrial Dev. Agency Rev., 3/1/24		1.25	4,115,000
5,000	M		Federal Home Loan Bank, 10/13/09		4.45	5,006,438
1,000	M		General Electric Capital Corp., 2/2/09		3.34	1,000,000
6,750	M		IBM International Group Capital, LLC, 7/29/09		3.85	6,753,628
4,210	M		Monongallia Health Systems, 7/1/40		2.00	4,210,000
700	M		Port Blakely Community Wash. Rev., 2/15/21		2.25	700,000
3,500	M		Procter & Gamble International Finance, 7/6/09	(b)	4.22	3,502,359
3,000 M	M		Procter & Gamble International Funding, SCA, 2/19/09		2.31	3,000,000
3,175 M	M		University of Oklahoma Hospital Rev., 8/15/21		1.10	3,175,000
5,000 M	M		Walt Disney Co., 9/10/09		2.29	5,002,020

Total Value of Floating Rate Notes (cost $36,464,445)						36,464,445

			U.S. GOVERNMENT AGENCY OBLIGATIONS-12.4%
5,000	M		Fannie Mae, 2/17/09		2.55	4,983,272
			Federal Home Loan Bank:
1,000	M		3/3/09		2.73	1,000,000
3,500	M		4/30/09		2.63	3,500,000
1,250	M		12/15/09	(c)	1.55	1,250,000
			Freddie Mac:
3,250	M		1/30/09		2.81	3,250,000
10,000	M		4/21/09		1.50	10,006,028
3,400	M		7/21/09		3.15	3,400,000

Total Value of U.S. Government Agency Obligations (cost $27,389,300)						27,389,300

			CERTIFICATES OF DEPOSIT-2.3%
5,000	M		Bank of New York Mellon, 3/3/09 (cost $5,021.584)		5.05	5,021,584

			BANKERS' ACCEPTANCES-.9%
1,949	M		JPMorgan Chase Bank, 2/5/09 (cost $1,948,050)		0.50	1,948,050

Total Value of Investments (cost $219,999,648)**			99.3%			219,999,648
Other Assets, Less Liabilities			.7			1,703,938

Net Assets			100.0%			$ 221,703,586

		*	The interest rates shown are the effective rates at the
			time of purchase by the Fund. The interest rates shown
			on floating rate notes are adjusted periodically; the
			rates shown are the rates in effect at December 31,
			2008.

		**	Aggregate cost for federal income tax purposes is the same.

		(a)	Security exempt from registration under Secton 4(2) of
			the Securities Act of 1933. Certain restricted securities
			are exempt from the registration requirements under
			Section 4(2) of the Securities Act of 1933 and may
			only be sold to qualified institutional investors. At
			December 31, 2008, the Fund held seventeen Section
			4(2) securities with an aggregate value of $70,271,608
			representing 31.7% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be
sold to qualified institutional investors. At December
31, 2008, the Fund held two 144A securities with an
aggregate value of $9,477,829 representing 4.3%
of the Fund's net assets.

(c)	Denotes a step bond (a zero coupon bond that converts
to a fixed interest rate at a designated date).

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2008

Principal
Amount			Security	Value

			MORTGAGE-BACKED CERTIFICATES-98.9%
			Fannie Mae-8.5%
$ 10,361	M		5.5%, 7/1/2033 - 12/1/2035	$ 10,648,131
10,957	M		6%, 1/1/2036 - 12/1/2037	11,294,436

				21,942,567

			Government National Mortgage Association I Program-90.4%
34,239	M		5%, 5/15/2033 - 1/21/2039	35,225,720
82,939	M		5.5%, 3/15/2033 - 12/15/2038	85,708,192
77,319	M		6%, 3/15/2031 - 12/15/2038	80,063,002
26,044	M		6.5%, 10/15/2028 - 12/15/2038	27,377,874
4,010	M		7%, 4/15/2032 - 4/15/2034	4,230,575
1,385	M		7.5%, 7/15/2023 - 6/15/2034	1,468,820

				234,074,183

Total Value of Mortgage-Backed Certificates (cost $250,690,061)				256,016,750

			SHORT-TERM INVESTMENTS-1.8%
			Money Market Fund
4,615	M		First Investors Cash Reserve Fund, 1.39% (cost $4,615,000)*	4,615,000

Total Value of Investments (cost $255,305,061)			100.7%	260,631,750
Excess of Liabilities Over Other Assets			(.7)	(1,752,464)

Net Assets			100.0%	$ 258,879,286

		*	Affiliated unregistered money market fund available only to First
			Investors funds and certain accounts managed by First
			Investors Management Company, Inc. Rate shown is the 7-day
			yield at December 31, 2008.

			At December 31, 2008, the cost of investments for federal
			income tax purposes was $255,305,061. Accumulated net
			unrealized appreciation on investments was $5,326,689,
			consisting of $5,495,193 gross unrealized appreciation and
			$168,504 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2008

Principal
Amount
or Shares		Security		Value

		CORPORATE BONDS-73.8%
		Automotive-3.0%
$ 10,301	M	Daimler Chrysler NA Holdings Corp., 6.5%, 2013		$ 8,042,753

		Chemicals-1.3%
1,700	M	Air Products & Chemicals, Inc., 4.125%, 2010		1,682,801
1,700	M	Cabot Corp., 5.25%, 2013	(a)	1,792,385

				3,475,186

		Consumer Durables-.5%
1,650	M	Black & Decker Corp., 5.75%, 2016		1,387,158

		Consumer Non-Durables-1.0%
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,523,590
1,060	M	Procter & Gamble Co., 4.6%, 2014		1,112,022

				2,635,612

		Energy-10.6%
2,700	M	Canadian Natural Resources, Ltd., 5.9%, 2018		2,336,666
850	M	Kinder Morgan Finance Co., 5.35%, 2011		762,875
2,800	M	Nabors Industries, Inc., 6.15%, 2018		2,412,967
2,000	M	Nexen, Inc., 5.05%, 2013		1,847,204
2,000	M	Northern Border Pipeline Co., 7.1%, 2011		1,957,424
2,150	M	Pacific Energy Partners LP, 7.125%, 2014		1,879,915
7,200	M	Rockies Express Pipeline, 6.25%, 2013	(a)	7,095,694
740	M	Shell International Finance, 6.375%, 2038		835,451
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018		5,041,435
1,800	M	Suncor Energy, Inc., 6.85%, 2039		1,435,972
3,600	M	TransOcean, Inc., 6%, 2018		3,284,496

				28,890,099

		Financial Services-9.7%
4,900	M	Amvescap PLC, 5.375%, 2013		4,356,036
2,700	M	Citigroup, Inc., 5.5%, 2013		2,631,404
7,460	M	CoBank, ACB, 7.875%, 2018	(a)	7,548,349
1,800	M	Compass Bank, 6.4%, 2017		1,489,952
1,000	M	Fleet Capital Trust II, 7.92%, 2026		875,181
625	M	Greenpoint Bank, 9.25%, 2010		587,144
2,420	M	Hibernia Corp., 5.35%, 2014		2,031,382
2,000	M	Royal Bank of Scotland Group PLC, 5%, 2014		1,716,424
		SunTrust Banks, Inc.:
1,600	M	7.25%, 2018		1,684,675
3,000	M	5.853%, 2049		1,620,933
1,800	M	Wachovia Corp., 5.5%, 2013		1,781,602

				26,323,082

		Financials-7.5%
		American General Finance Corp.:
875	M	8.125%, 2009		657,227
1,800	M	6.9%, 2017		779,962

1,500	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,646,549
1,170		ERAC USA Finance Enterprise Co., 8%, 2011	(a)	1,098,058
2,363	M	Ford Motor Credit Co., 9.75%, 2010		1,891,057
		Goldman Sachs Group, Inc.:
500	M	6.15%, 2018		481,311
1,600	M	6.45%, 2036		1,245,987
3,600	M	HSBC Finance Corp., 4.75%, 2010		3,569,472
3,600	M	Lehman Brothers Holdings, Inc., 5.625%, 2013	(b)	360,000
6,700	M	Merrill Lynch & Co., 5.45%, 2013		6,446,130
		Morgan Stanley:
1,425	M	5.3%, 2013		1,293,488
1,100	M	6.625%, 2018		966,613

				20,435,854

		Food/Beverage/Tobacco-3.5%
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013		1,345,566
1,900	M	Cargill, Inc., 6%, 2017	(a)	1,706,458
1,949	M	ConAgra Foods, Inc., 6.75%, 2011		1,971,355
4,600	M	Philip Morris International, Inc., 5.65%, 2018		4,568,329

				9,591,708

		Food/Drug-1.0%
2,000	M	Kroger Co., 6.75%, 2012		2,020,182
700	M	Safeway, Inc., 6.5%, 2011		702,409

				2,722,591

		Gaming/Leisure-.2%
750	M	MGM Mirage, Inc., 8.5%, 2010		633,750

		Housing-.7%
1,970	M	D.R. Horton, Inc., 8%, 2009		1,965,075

		Industrials-.5%
2,365	M	Harley-Davidson Funding Corp., 6.8%, 2018	(a)	1,278,027

		Information Technology-.6%
1,750	M	Xerox Corp., 6.875%, 2011		1,513,570

		Manufacturing-3.5%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011		1,636,250
2,500	M	Crane Co., 6.55%, 2036		1,944,745
1,112	M	Hanson Australia Funding, Ltd., 5.25%, 2013		378,374
875	M	Ingersoll-Rand Co., 9%, 2021		969,737
		John Deere Capital Corp.:
2,800	M	5.5%, 2017		2,675,789
272	M	5.35%, 2018		255,295
1,550	M	United Technologies Corp., 6.125%, 2019		1,661,474

				9,521,664

		Media-Broadcasting-1.6%
2,600	M	Comcast Cable Communications, Inc., 7.125%, 2013		2,556,668
2,000	M	Cox Communications, Inc., 4.625%, 2013		1,735,004

				4,291,672

		Media-Diversified-10.7%
3,208	M	Dun & Bradstreet Corp., 6%, 2013		3,032,875
1,800	M	McGraw-Hill Cos., Inc., 5.9%, 2017		1,518,052
6,900	M	News America, Inc., 5.3%, 2014		6,362,745
4,500	M	Thomson Reuters Corp., 5.95%, 2013		4,193,672
		Time Warner Cable, Inc.:
4,430	M	6.2%, 2013		4,194,320
2,700	M	6.75%, 2018		2,604,034
		Time Warner, Inc.:
3,550	M	6.875%, 2012		3,412,945

1,000	M	9.125%, 2013		991,824
2,800	M	Walt Disney Co., 4.5%, 2013		2,821,568

				29,132,035

		Metals/Mining-1.5%
1,300	M	Alcoa, Inc., 6%, 2012		1,181,942
4,103	M	ArcelorMittal, 6.125%, 2018		2,814,055

				3,995,997

		Real Estate Investment Trusts-1.1%
		AvalonBay Communities, Inc.:
1,900	M	7.5%, 2010		1,745,579
200	M	6.625%, 2011		163,634
1,350	M	Duke Weeks Realty Corp., 7.75%, 2009		1,258,011

				3,167,224

		Telecommunications-5.8%
9,000	M	Deutsche Telekom International Finance BV, 5.875%, 2013		8,910,936
1,359	M	GTE Corp., 6.84%, 2018		1,378,821
2,000	M	SBC Communications, Inc., 6.25%, 2011		2,046,026
1,725	M	Sprint Capital Corp., 6.375%, 2009		1,714,353
1,750	M	Vodafone AirTouch PLC, 7.75%, 2010		1,788,999

				15,839,135

		Transportation-1.6%
4,397	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		4,084,677
300	M	Union Pacific Railroad, 7.28%, 2011		311,595

				4,396,272

		Utilities-7.0%
1,800	M	Consumers Energy Co., 6.875%, 2018		1,867,795
8,250	M	E. ON International Finance BV, 5.8%, 2018	(a)	7,727,057
2,650	M	Entergy Gulf States, Inc., 5.25%, 2015		2,264,438
655	M	Great River Energy Co., 5.829%, 2017	(a)	548,450
3,600	M	NiSource Finance Corp., 6.15%, 2013		2,776,324
1,400	M	OGE Energy Corp., 5%, 2014		1,310,245
775	M	PSI Energy, Inc., 8.85%, 2022		908,978
1,510	M	Public Service Electric & Gas Co., 6.75%, 2016		1,611,493

				19,014,780

		Waste Management-.9%
500	M	Allied Waste NA, Inc., 5.75%, 2011		468,976
2,000	M	Waste Management, Inc., 6.875%, 2009		1,990,890

				2,459,866

Total Value of Corporate Bonds (cost $224,630,741)				200,713,110

		U.S. GOVERNMENT AGENCY OBLIGATIONS-6.4%
4,500	M	Fannie Mae, 4.02%, 2015		4,618,292
5,500	M	Federal Farm Credit Bank, 5.37%, 2018		5,581,758
		Federal Home Loan Bank:
3,600	M	4.05%, 2013		3,608,053
1,000	M	7.23%, 2015		1,082,527
2,500	M	Freddie Mac, 6%, 2017		2,555,000

Total Value of U.S. Government Agency Obligations (cost $17,032,992)				17,445,630

		MORTGAGE-BACKED CERTIFICATES-5.0%
		Fannie Mae-4.2%
3,092	M	5.5%, 10/1/2038		3,173,090
2,198	M	6%, 11/1/2038		2,265,039
5,761	M	5.5%, 8/1/2038		5,912,248

				11,350,377

		Freddie Mac-.8%
2,250	M	5%, 6/1/2038		2,299,570

Total Value of Mortgage-Backed Certificates (cost $13,452,441)				13,649,947

		U.S. GOVERNMENT OBLIGATIONS-4.7%
953	M	FDA Queens LP, 6.99%, 2017	(a)	1,142,990
10,000	M	U.S. Treasury Note, 4%, 2018		11,550,790

Total Value of U.S. Government Obligations (cost $11,561,225)				12,693,780

		PREFERRED STOCKS-3.2%
		Financial Services
250,900		Citigroup, Inc. - Series "AA", 8.125%, 2049		4,001,855
5,600,000		JPMorgan Chase & Co., 7.9%, 2049		4,670,547

Total Value of Preferred Stocks (cost $11,772,992)				8,672,402

		MUNICIPAL BONDS-2.0%
$4,500	M	Miami-Dade Cnty. FL, Wtr. & Swr. Rev., 5.125%, 2025		4,487,130
1,730	M	Tobacco Settlement Fin. Auth. West Virginia Series "A", 7.467%, 2047		991,480

Total Value of Municipal Bonds (cost $6,036,886)				5,478,610

		U.S. GOVERNMENT FDIC GUARANTEED DEBT-.7%
1,800	M	American Express Bank FSB, 3.15%, 2011 (cost $1,798,604)		1,815,590

		PASS THROUGH CERTIFICATES-.3%
		Transportation
458	M	American Airlines, Inc., 7.377%, 2019		187,596
1,161	M	Continental Airlines, Inc., 8.388%, 2020		684,917

Total Value of Pass Through Certificates (cost $1,623,947)				872,513

		SHORT-TERM INVESTMENTS-2.0%
		Money Market Fund
5,470	M	First Investors Cash Reserve Fund, 1.39% (cost $5,470,000)	(c)	5,470,000

Total Value of Investments (cost $293,379,828)		98.1%		266,811,582
Other Assets, Less Liabilities		1.9		5,074,757

Net Assets		100.0%		$ 271,886,339

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2008, the Fund held nine 144A securities with an aggregate value of $29,937,468 representing 11.0% of the Fund's net assets.

(b)	In default as to principal and/ or interest payment.

(c)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at December
31, 2008.

At December 31, 2008, the cost of investments for federal income tax purposes was $293,412,483. Accumulated net unrealized depreciation on investments was $26,600,901, consisting of $2,944,542 gross unrealized appreciation and $29,545,443 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2008

Principal
Amount,
Shares or
Warrants		Security			Value

		CORPORATE BONDS-90.4%
		Aerospace/Defense-5.9%
$ 4,775	M	Alliant Techsystems, Inc., 6.75%, 2016			$ 4,321,375
		DRS Technologies, Inc.:
5,250	M	6.875%, 2013			5,229,063
1,000	M	6.625%, 2016			1,005,000
5,508	M	DynCorp International, LLC, 9.5%, 2013			4,798,845
1,747	M	GenCorp, Inc., 9.5%, 2013			1,406,335
4,375	M	L-3 Communications Corp., 7.625%, 2012			4,287,500

					21,048,118

		Automotive-3.5%
2,700	M	Accuride Corp., 8.5%, 2015	(a)		897,750
		Asbury Automotive Group, Inc.:
5,400	M	8%, 2014			2,592,000
2,000	M	7.625%, 2017			940,000
6,975	M	Avis Budget Car Rental, LLC, 7.75%, 2016	(a)		2,057,625
		General Motors Corp.:
3,500	M	7.7%, 2016			656,250
3,500	M	8.375%, 2033			630,000
500	M	Tenneco Automotive, Inc., 8.625%, 2014			192,500
6,575	M	United Auto Group, Inc., 7.75%, 2016			3,090,250
3,600	M	United Components, Inc., 9.375%, 2013			1,530,000

					12,586,375

		Chemicals-3.9%
		Huntsman, LLC:
1,636	M	11.625%, 2010			1,435,590
4,515	M	11.5%, 2012			3,634,575
4,375	M	Nell AF S.a.r.l., 8.375%, 2015	(b)		131,250
4,800	M	Newmarket Corp., 7.125%, 2016			3,624,000
4,500	M	Terra Capital, Inc., 7%, 2017			3,330,000
3,075	M	Westlake Chemical Corp., 6.625%, 2016			1,798,875

					13,954,290

		Consumer Non-Durables-1.6%
3,815	M	GFSI, Inc., 10.5%, 2011	(b)	(c)	3,261,825
3,125	M	Levi Strauss & Co., 9.75%, 2015			2,328,125

					5,589,950

		Energy-12.7%
5,275	M	Basic Energy Services, Inc., 7.125%, 2016			3,033,125
3,600	M	Calfrac Holdings, 7.75%, 2015	(b)		1,710,000
		Chesapeake Energy Corp.:
1,800	M	7.5%, 2014			1,530,000
8,850	M	6.625%, 2016			7,035,750
4,500	M	Cimarex Energy Co., 7.125%, 2017			3,532,500
		Compagnie Generale de Geophysique:
4,350	M	7.5%, 2015			2,718,750
2,900	M	7.75%, 2017			1,696,500
4,375	M	Complete Production Services, Inc., 8%, 2016			2,778,125
1,800	M	Connacher Oil & Gas, Ltd., 10.25%, 2015	(b)		729,000
8,500	M	Delta Petroleum Corp., 7%, 2015			1,742,500

3,100	M	Hilcorp Energy I, LP, 9%, 2016	(b)		2,232,000
3,501	M	National Oilwell Varco, Inc., 6.125%, 2015			3,044,791
		Pacific Energy Partners LP:
3,070	M	7.125%, 2014			2,684,344
1,920	M	6.25%, 2015			1,429,686
		Petroplus Finance, Ltd.:
900	M	6.75%, 2014	(b)		576,000
3,950	M	7%, 2017	(b)		2,429,250
2,625	M	Plains Exploration & Production Co., 7.625%, 2018			1,811,250
3,600	M	Stallion Oilfield Services, Ltd., 9.75%, 2015	(b)		954,000
2,600	M	Stewart & Stevenson, LLC, 10%, 2014			1,625,000
3,490	M	Tesoro Corp., 6.25%, 2012			2,425,550

					45,718,121

		Food/Beverage/Tobacco-4.0%
9,000	M	Constellation Brands, Inc., 7.25%, 2016			8,550,000
		Land O'Lakes, Inc.:
1,800	M	9%, 2010			1,795,500
775	M	8.75%, 2011	(a)		763,375
4,125	M	Southern States Cooperative, Inc., 10.5%, 2010	(b)		3,444,375

					14,553,250

		Food/Drug-1.7%
7,000	M	Ingles Markets, Inc., 8.875%, 2011			6,125,000

		Forest Products/Containers-1.6%
2,150	M	Jefferson Smurfit Corp., 8.25%, 2012			376,250
4,400	M	Sappi Papier Holding, AG, 6.75%, 2012	(b)		3,289,436
2,000	M	Tekni-Plex, Inc., 8.75%, 2013	(a)		1,170,000
3,275	M	Verso Paper Holdings, LLC, Inc., 6.9425%, 2014		(c)	966,125

					5,801,811

		Gaming/Leisure-5.6%
4,250	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012			2,741,250
4,500	M	Isle of Capri Casinos, Inc., 7%, 2014	(a)		1,935,000
5,220	M	Mandalay Resort Group, 6.375%, 2011			3,680,100
6,960	M	MGM Mirage, Inc., 6.625%, 2015	(a)		4,280,400
1,800	M	Pinnacle Entertainment, Inc., 7.5%, 2015			1,053,000
8,445	M	Speedway Motorsports, Inc., 6.75%, 2013			6,122,625
4,500	M	Station Casinos, Inc., 6.875%, 2016			281,250

					20,093,625

		Health Care-9.2%
		Alliance Imaging, Inc.:
1,800	M	7.25%, 2012			1,539,000
3,150	M	7.25%, 2012			2,693,250
4,375	M	Community Health Systems, 8.875%, 2015			4,046,875
1,000	M	Cooper Companies, Inc., 7.125%, 2015			845,000
4,350	M	DaVita, Inc., 7.25%, 2015			4,154,250
3,480	M	Fisher Scientific International, Inc., 6.125%, 2015			3,070,700
4,400	M	Genesis Health Ventures, Inc., 9.75%, 2011	(d)	(e)	2,750
5,700	M	HCA, Inc., 6.75%, 2013			3,619,500
4,000	M	Omnicare, Inc., 6.875%, 2015			3,300,000
3,025	M	Res-Care, Inc., 7.75%, 2013			2,480,500
		Tenet Healthcare Corp.:
3,450	M	7.375%, 2013			2,475,375
2,250	M	9.25%, 2015	(a)		1,822,500
4,500	M	Universal Hospital Services, Inc., 5.9425%, 2015			2,767,500

					32,817,200

		Housing-1.7%
2,180	M	Beazer Homes USA, Inc., 6.875%, 2015			752,100

6,100	M	Builders FirstSource, Inc., 6.399%, 2012	(c)		2,013,000
900	M	NTK Holdings, Inc., 0%-10.75%, 2014	(a)	(f)	198,000
3,380	M	Ply Gem Industries, Inc., 9%, 2012	(a)		828,100
3,500	M	Realogy Corp., 12.375%, 2015	(a)		490,000
		William Lyon Homes, Inc.:
4,500	M	7.625%, 2012			1,192,500
2,700	M	10.75%, 2013			688,500

					6,162,200

		Information Technology-3.6%
7,650	M	Belden CDT, Inc., 7%, 2017			5,775,750
3,000	M	Exodus Communications, Inc., 10.75%, 2009	(d)	(e)	1,875
		Freescale Semiconductor, Inc.:
5,250	M	9.125%, 2014			1,233,750
875	M	10.125%, 2016	(a)		363,125
		Iron Mountain, Inc.:
1,000	M	8.625%, 2013			945,000
1,000	M	6.625%, 2016			817,500
1,500	M	8%, 2020			1,211,250
1,000	M	NXP BV/NXP Funding, LLC, 7.875%, 2014			395,000
		Sanmina - SCI Corp.:
875	M	4.746%, 2014	(b)	(c)	476,875
1,300	M	8.125%, 2016			513,500
		Xerox Corp.:
500	M	6.4%, 2016			390,525
1,000	M	6.75%, 2017			726,664

					12,850,814

		Investment/Finance Companies-1.8%
7,300	M	LaBranche & Co., Inc., 11%, 2012			6,387,500

		Manufacturing-2.6%
2,740	M	Case New Holland, Inc., 7.125%, 2014			1,959,100
		ESCO Corp.:
250	M	5.871%, 2013	(b)	(c)	161,250
2,000	M	8.625%, 2013	(b)		1,410,000
2,500	M	Itron, Inc., 7.75%, 2012			2,165,625
4,500	M	Terex Corp., 8%, 2017			3,847,500

					9,543,475

		Media-Broadcasting-2.1%
5,250	M	Block Communications, Inc., 8.25%, 2015	(b)		3,491,250
4,400	M	LBI Media, Inc., 8.5%, 2017	(b)		1,562,000
3,196	M	Nexstar Finance Holding, LLC, 11.375%, 2013			1,394,213
1,357	M	Sinclair Broadcasting Group, Inc., 8%, 2012			1,024,535
		Young Broadcasting, Inc.:
2,920	M	10%, 2011			43,800
4,900	M	8.75%, 2014			73,500

					7,589,298

		Media-Cable TV-9.5%
8,745	M	Adelphia Communications Escrow Bond, 10.25%, 2011	(e)		295,144
6,250	M	Atlantic Broadband Finance, LLC, 9.375%, 2014			4,312,500
6,900	M	Cablevision Systems Corp., 8%, 2012			6,175,500
		Charter Communications Holdings, LLC:
5,444	M	10%, 2009			3,824,410
8,250	M	11.75%, 2011			1,031,250
2,000	M	8%, 2012	(b)		1,650,000
		CSC Holdings, Inc.:
2,750	M	8.125%, 2009			2,743,125
1,875	M	6.75%, 2012			1,725,000
6,940	M	Echostar DBS Corp., 6.375%, 2011			6,471,550

		Mediacom LLC/Mediacom Capital Corp.:
4,000	M	7.875%, 2011		3,145,000
2,000	M	9.5%, 2013		1,520,000
		Quebecor Media, Inc.:
800	M	7.75%, 2016		544,000
1,000	M	7.75%, 2016		680,000

				34,117,479

		Media-Diversified-2.6%
		Cenveo, Inc.:
5,200	M	7.875%, 2013		2,743,000
500	M	10.5%, 2016	(b)	292,500
2,000	M	Deluxe Corp., 7.375%, 2015		1,210,000
7,875	M	Idearc, Inc., 8%, 2016		630,000
		MediaNews Group, Inc.:
2,625	M	6.875%, 2013		180,469
3,100	M	6.375%, 2014		213,125
6,450	M	R.H. Donnelley Corp., 8.875%, 2017		999,750
4,700	M	Universal City Development Partners, Ltd., 11.75%, 2010		3,043,250
250	M	Universal City Florida Holding Co., 7.943%, 2010	(c)	108,750

				9,420,844

		Metals/Mining-1.7%
500	M	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		410,567
1,750	M	Metals USA, Inc., 11.125%, 2015		1,041,250
6,010	M	Russell Metals, Inc., 6.375%, 2014		4,657,750

				6,109,567

		Retail-General Merchandise-2.3%
3,750	M	GSC Holdings Corp., 8%, 2012		3,506,250
6,100	M	Neiman Marcus Group, Inc., 10.375%, 2015	(a)	2,653,500
4,750	M	Yankee Acquisition Corp., 9.75%, 2017	(a)	2,018,750

				8,178,500

		Services-6.1%
		Allied Waste NA, Inc.:
1,800	M	7.875%, 2013		1,711,519
6,000	M	7.375%, 2014		5,676,060
5,250	M	6.875%, 2017		4,890,065
4,700	M	Ashtead Capital, Inc., 9%, 2016	(b)	2,444,000
3,950	M	First Data Corp., 9.875%, 2015		2,409,500
		United Rentals, Inc.:
2,863	M	6.5%, 2012		2,276,085
4,350	M	7%, 2014		2,675,250

				22,082,479

		Telecommunications-1.7%
5,250	M	Citizens Communications Co., 7.125%, 2019		3,543,750
3,500	M	Qwest Communications International, Inc., 7.5%, 2014		2,520,000

				6,063,750

		Transportation-.0%
500	M	Titan Petrochemicals Group, Ltd., 8.5%, 2012	(b)	117,500

		Utilities-2.7%
5,250	M	Dynergy Holdings, Inc., 7.75%, 2019		3,648,750
2,600	M	Energy Future Holdings Corp., 10.875%, 2017	(b)	1,859,000
4,625	M	NRG Energy, Inc., 7.375%, 2017		4,266,563

				9,774,313

		Wireless Communications-2.3%
8,000	M	Nextel Communications, Inc., 5.95%, 2014		3,363,032
5,200	M	Rogers Wireless, Inc., 6.375%, 2014		4,948,413

				8,311,445

Total Value of Corporate Bonds (cost $522,722,353)						324,996,904

			COMMON STOCKS-2.1%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"	(b)	(d)	23,180
2,523		*	Safelite Realty Corporation	(d)		30,528

						53,708

			Chemicals-.3%
182,350		*	Texas Petrochemicals Corporation	(d)		911,750

			Media-Broadcasting-.3%
325,000			Sinclair Broadcasting Group, Inc.			1,007,500

			Media-Cable TV-1.1%
8,731,521		*	Adelphia Recovery Trust			117,876
180,748		*	Time Warner Cable, Inc. - Class "A"			3,877,045

						3,994,921

			Telecommunications-.4%
175,000			Frontier Communications Corp.			1,529,500
8		*	Viatel Holding (Bermuda), Ltd.	(d)		29
18,224		*	World Access, Inc.			5

						1,529,534

Total Value of Common Stocks (cost $19,114,803)						7,497,413

			WARRANTS-.0%
			Telecommunication Services
3,500		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $316,222)	(b)	(d)	-

			SHORT-TERM INVESTMENTS-4.3%
			Money Market Fund
$15,455	M		First Investors Cash Reserve Fund, 1.39% (cost $15,455,000)	(g)		15,455,000

			SHORT-TERM TAX EXEMPT INVESTMENTS-1.1%
			Auction Rate Securities (h)
2,300	M		New York State Twy. Auth. Svc. Contract Rev., 1.173%, 2021			2,300,000
1,725 M	M		Winter Park, FL Elec. Rev., 0.807%, 2034			1,725,000

Total Value of Short-Term Tax Exempt Investments (cost $4,025,000)						4,025,000

			REPURCHASE AGREEMENTS-3.7% (i)
8,416	M		Barclays Bank PLC, 0.05%, dated 12/31/08, to be repurchased
			at $8,416,023 on 1/2/09 (collateralized by Freddie Mac,
			4.15%,1/29/13, valued at $8,585,303)			8,416,000
5,000	M		Deutsche Bank, 0.05%, dated 12/31/08, to be repurchased
			at $5,000,014 on 1/2/09 (collateralized by Fannie Mae,
			5.6%, 2/1/17, valued at $5,102,254)			5,000,000

Total Value of Repurchase Agreements (cost $13,416,000)						13,416,000

Total Value of Investments (cost $575,049,378)			101.6%			365,390,317
Excess of Liabilities Over Other Assets			(1.6)			(5,950,055)

Net Assets			100.0%			$ 359,440,262

		*	Non-income producing

		(a)	Loaned security; a portion or all of the security is on loan as of December 31, 2008.

		(b)	Security exempt from registration under Rule 144A of Securities
			Act of 1933. Certain restricted securities are exempt from the
			registration requirements under Rule 144A of the Securities Act
			of 1933 and may only be sold to qualified institutional investors.
			At December 31, 2008, the Fund held twenty-two 144A securities
			with an aggregate value of $32,244,691 representing 9.0% of the Fund's net
			assets.

		(c)	Interest rates on adjustable rate bonds are determined and reset
			quarterly by the indentures. The interest rates above are the
			rates in effect on December 31, 2008.

(d)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At
December 31, 2008, the Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of
$970,112 representing 0.27% of the Fund's net assets.

(e)	In default as to principal and /or interest payment

(f)	Denotes a step bond ( a zero coupon bond that converts to a
fixed interest rate at a designated date)

(g)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

(h)	Interest rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect on December
31, 2008.

(i)	Collateral for securities loaned.

At December 31, 2008, the cost of investments for federal
income tax purposes was $575,049,377. Accumulated net
unrealized depreciation on investments was $209,659,060,
consisting of $95,132 gross unrealized appreciation and
$209,754,192 gross unrealized depreciation.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of October 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of December 31, 2008 is as follows:

			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs

Cash Management	$219,999,648	$	$219,999,648	$-
Government	260,631,750	-	260,631,750	-
Investment Grade	266,811,582	14,142,401	252,669,181	-
Fund For Income	351,974,317	21,986,926	329,017,279	970,112

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Balance, September 30, 2008	$3,361,199
Net purchases (sales)	-
Change in unrealized appreciation (depreciation)	(2,391,087)
Realized gain (loss)	-
Transfer in and/or out of Level 3	-

Balance, December 31, 2008	$970,112

Security Lending - Fund For Income may loan securities to other investors through the Securities Lending Management Agreement ("the Agreement") with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at December 31, 2008, was $13,219,656 (including $803,361 of accrued interest), for which the Fund received cash collateral of $13,416,000.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 26, 2009